INVESTMENTS AND FAIR VALUE (Summary Financial Information Related to Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Fortress's Investment	$ 1,121,545	$ 1,253,266	$ 1,211,684
Fortress's investment at fair value	15,207	78,388
Earnings (losses) from equity method investees	78,199	136,866	156,530
Private equity funds, excluding NIH [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's Investment	677,366	786,093	715,742
Earnings (losses) from equity method investees	36,413	82,024	104,562
NIH [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's Investment	0	0	1,177
Earnings (losses) from equity method investees	0	(554)	230
Publicly traded portfolio companies [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's Investment	1,035	63,001	67,312
Fortress's investment at fair value	1,035	63,001
WWTAI (2011) [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's investment at fair value	5,284	3,801
Earnings (losses) from equity method investees	70	456	183
Newcastle [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's investment at fair value	776	5,953
New Residential [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's investment at fair value	6,622	6,928
Eurocastle [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's investment at fair value	2,162	2,506
New Media [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's investment at fair value	1,769	0
New Senior [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's investment at fair value	2,843	0
Total Private Equity [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's Investment	697,857	868,282
Earnings (losses) from equity method investees	36,483	81,926	104,975
Liquid Hedge Funds [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's Investment	167,630	158,920	180,664
Earnings (losses) from equity method investees	3,844	13,124	17,505
Credit Hedge Funds [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's Investment	57,224	58,825	58,507
Earnings (losses) from equity method investees	8,236	12,242	11,469
Credit PE Funds [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's Investment	183,127	159,044	166,482
Earnings (losses) from equity method investees	28,693	29,824	22,176
Other [Member]
Schedule of Equity Method Investments [Line Items]
Fortress's Investment	15,707	8,195	7,682
Earnings (losses) from equity method investees	$ 943	$ (250)	$ 405